10-K Employee Benefit Plans - Schedule of accumulated benefit obligations in excess of plan assets (Details) - Pension benefits - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Defined benefit plan disclosure, net periodic benefit cost [Line Items]
Projected benefit obligation	$ 33,758	$ 44,363
Accumulated benefit obligation	33,758	44,363
Fair value of plan assets	$ 28,431	$ 39,345